Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2019
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income [text block table]

Net interest income

in € m.	2019	2018	2017
Interest and similar income:
Interest income on cash and central bank balances	1,762	1,860	1,070
Interest income on interbank balances (w/o central banks)	293	223	245
Central bank funds sold and securities purchased under resale agreements	340	221	292
Interest income on financial assets available for sale	N/A	N/A	1,083
Dividend income on financial assets available for sale	N/A	N/A	88
Loans	13,760	12,992	12,004
Interest income on securities held to maturity	N/A	N/A	68
Other	844	497	1,406
Total Interest and similar income from assets at amortized cost	16,999	15,793	16,256
Interest income on financial assets at fair value through other comprehensive income	1,023	1,014	N/A
Total interest and similar income not at fair value through profit or loss	18,022	16,807	16,256
Financial assets at fair value through profit or loss	7,127	7,985	7,286
Total interest and similar income	25,149	24,793	23,542
Interest expense:
Interest-bearing deposits	3,643	3,122	2,833
Central bank funds purchased and securities sold under repurchase agreements	367	379	431
Other short-term borrowings	163	139	135
Long-term debt	2,002	1,981	1,795
Trust preferred securities	187	234	413
Other	1,667	1,923	1,500
Total interest expense not at fair value through profit or loss	8,029	7,778	7,107
Financial liabilities at fair value through profit or loss	3,370	3,822	4,058
Total interest expense	11,400	11,601	11,164
Net interest income	13,749	13,192	12,378

Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]

Net gains (losses) on financial assets/liabilities at fair value through profit or loss

in € m.	2019	2018	2017
Trading income:
Sales & Trading (Equity)	87	493	805
Sales & Trading (FIC)	2,595	2,734	4,227
Total Sales & Trading	2,682	3,227	5,032
Other trading income	(2,486)	(3,175)	(1,659)
Total trading income	197	52	3,374
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:
Breakdown by financial assets category:
Debt Securities	43	(77)	N/A
Equity Securities	300	159	N/A
Loans and loan commitments	28	77	N/A
Deposits	(19)	27	N/A
Others non-trading financial assets mandatory at fair value through profit and loss	25	26	N/A
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:	377	212	N/A
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Securities purchased/sold under resale/repurchase agreements	3	4	3
Loans and loan commitments	(9)	7	(32)
Deposits	(0)	19	(30)
Long-term debt	(386)	1,118	(398)
Other financial assets/liabilities designated at fair value through profit or loss	12	(79)	9
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(381)	1,069	(448)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	193	1,332	2,926

Combined Net Interest and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]

Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss

in € m.	2019	2018	2017
Net interest income	13,749	13,192	12,378
Trading income[1]	197	52	3,374
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	377	212	N/A
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(381)	1,069	(448)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	193	1,332	2,926
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	13,943	14,524	15,304
Commercial Banking	1,047	987	948
Global Transaction Banking	1,614	1,493	1,550
Corporate Bank	2,660	2,480	2,498
FIC Sales & Trading	5,718	5,256	6,469
Remaining Products	(297)	(54)	(583)
Investment Bank	5,421	5,202	5,886
Private Bank	4,094	4,859	5,422
Asset Management	87	(88)	31
Capital Release Unit	146	1,409	1,405
Corporate & Other	1,535	662	63
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	13,943	14,524	15,304

[1]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.